Quarterly Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data

NOTE 16 – QUARTERLY DATA (UNAUDITED)

RESTATED QUARTERLY INFORMATION (UNAUDITED)

As a result of the restatement of previously issued financial statements as described in Note 3, the quarterly information included in the condensed consolidated statements of operations for the quarterly periods ended June 30, 2013 and 2012 and September 30, 2013 and 2012 included in the Company’s Quarterly Reports on Form 10-Q is restated as follows:

	Three Months Ended June 30,				Three Months Ended September 30,
	2013		2012		2013		2012
	Amounts previously reported	As restated	Amounts previously reported	As restated	Amounts previously reported	As restated	Amounts previously reported	As restated
Revenues	$1,198	$198	$3,116	$—	$394	$394	$9,354	$—
Cost of revenues	187	148	2,929	—	576	324	3,165	—

Gross profit	1,011	50	187	—	(182)	70	6,189	—
Operating Expenses
Selling, general and administrative	1,719	1,493	101	3,030	1,197	1,449	197	3,361
Transaction costs	525	790	—	—	—	—	—	—

Total operating expense	2,244	2,283	101	3,030	1,197	1,449	197	3,361

(Loss) income from operations	(1,233)	(2,233)	86	(3,030)	(1,379)	(1,379)	5,992	(3,361)

Other Income, net
Gain on settlements, net of legal costs	—	1,000	—	—	—	—	—	9,353
Interest income	31	31	56	56	7	7	16	16
Other income	17	17	—	3,116	(4)	(4)	—	—

Total other income, net	48	1,048	56	3,172	3	3	16	9,369

(Loss) income before provision for income taxes	(1,185)	(1,185)	142	142	(1,376)	(1,376)	6,008	6,008
Provision for income taxes	7	7	—	—			89	89

Net (Loss) Income	$(1,192)	$(1,192)	$142	$142	$(1,376)	$(1,376)	$5,919	$5,919

Show EPS & wtd. avg.	$(0.06)	$(0.06)	0.00	0.00	$(0.06)	$(0.06)	$0.29	$0.29

	21,093,384	21,093,384	20,590,596	20,590,596	22,348,201	22,348,201	20,590,596	20,590,596

	Six Months Ended June 30,				Nine Months Ended September 30,
	2013		2012		2013		2012
	Amounts previously reported	As restated	Amounts previously reported	As restated	Amounts previously reported	As restated	Amounts previously reported	As restated
Revenues	$1,198	$198	$3,116	$—	$1,593	$592	$12,469	$—
Cost of revenues	553	148	2,929	—	1,129	472	6,094	—

Gross profit	645	50	187	—	464	120	6,375	—

Operating Expenses
Selling, general and administrative	1,934	2,339	271	3,200	3,132	3,788	467	6,561
Transaction costs	790	790	—	—	790	790	—	—

Total operating expense	2,724	3,129	271	3,200	3,922	4,578	467	6,561

(Loss) income from operations	(2,079)	(3,079)	(84)	(3,200)	(3,458)	(4,458)	5,908	(6,561)

Other Income, net
Gain on settlements, net of legal costs	—	1,000	—		—	1,000	—	9,353
Interest income	111	111	117	117	118	118	133	133
Other income	17	17	—	3,116	13	13	—	3,116

Total other income, net	128	1,128	117	3,233	131	1,131	133	12,602

(Loss) income before provision for income taxes	(1,951)	(1,951)	33	33	(3,327)	(3,327)	6,041	6,041
Provision for income taxes	7	7	—	—	7	7	89	89

Net (Loss) Income	$(1,958)	$(1,958)	$33	$33	$(3,334)	$(3,334)	$5,952	$5,952

Show EPS & wtd. avg.	$(0.09)	$(0.09)	0	0	$(0.16)	$(0.16)	0.29	0.29

	20,843,379	20,843,379	20,590,596	20,590,596	21,350,498	21,350,498	20,590,596	20,590,596

SUMMARY OF QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table summarizes quarterly information for the years ended December 31, 2013 and 2012 (in thousands except for per share data):

	(In thousands, except per share amounts)
	Three Months Ended
	March 31, 2013	June 30, 2013 (1)	September 30, 2013	December 31, 2013
		(Restated)	(Restated)
Revenues	$—	$198	$394	$152
Gross profit	—	50	70	(138)
Loss from operations	(846)	(2,233)	(1,379)	(3,040)
Other Income	80	1,048	3	31
Net Loss	(766)	(1,192)	(1,376)	(2,738)
Net Loss Per Share - Basic and Diluted	$(0.04)	$(0.01)	$(0.06)	$(0.12)

	(In thousands, except per share amounts)
	Three Months Ended
	March 31, 2012	June 30, 2012(2)	September 30, 2012(3)	December 31, 2012(4)
		(Restated)	(Restated)
Revenues	$—	$—	$—	$—
Gross profit	—	—	—	—
Loss from operations	(170)	(3,030)	(3,361)	3,802
Other Income(4)	61	3,172	9,369	68,031
Net (Loss) Income	(109)	142	5,919	45,033
Net (Loss) Income Per Share - Basic and Diluted	$(0.01)	$0.00	$0.29	$2.19

(1)	Loss from operations for this period includes $790,000 of transaction costs related to the Reverse Merger. Other income for this period includes the second installment payment of $1.0 million associated with a licensing agreement.
(2)	Other income during this period includes approximately $3.1 million related to the receipt of shares in an unaffiliated entity’s common stock in exchange for modifying an original perpetual license agreement
(3)	Other income for this period includes $9 million settlement received related to patent enforcement litigation
(4)	Other income for this period includes $76.5 million license fee paid to the Company, net of legal costs, in connection with the settlement of litigation.